Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Retirement Benefits [Abstract]
Company 401k contribution	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 768	$ 792	$ 718
Management Security Plan expense	23	25	28
Management Security Plan accrued benefit	658	702
Accrued postretirement benefit obligation	192	180
Net periodic postretirement benefit credit or cost	$ (33)	$ 16	$ 12
Net periodic postretirement benefit cost discount rate	3.70%	3.70%	4.00%
Accumulated postretirement benefit obligation discount rate	3.73%	4.25%	4.25%